Basis Of Presentation And Accounting Policies	12 Months Ended
Aug. 31, 2019
Basis of Presentation and Accounting Policies [Abstract]
Basis Of Presentation And Accounting Policies

2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

Statement of compliance

These consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements of the Company for the years ended August 31, 2019 and 2018, were approved by the Board of Directors and authorized for issue on November 27, 2019.

Basis of presentation

These consolidated financial statements have been prepared primarily under the historical cost convention and are expressed in millions of Canadian dollars unless otherwise indicated. Other measurement bases used are outlined below and in the applicable notes. The consolidated statements of income are presented using the nature classification for expenses.

Certain comparative figures have been reclassified to conform to the current year’s presentation.

Certain figures included within these consolidated financial statements have been adjusted to correct an immaterial, inadvertent overstatement of previously reported wireless service revenue for the year ended August 31, 2019 of $7 million.

Basis of consolidation

(i) Subsidiaries

The consolidated financial statements include the accounts of the Company and those of its subsidiaries, which are entities over which the Company has control. Control exists when the Company has power over an investee, is exposed to or has rights to variable returns from its involvement and has the ability to affect those returns. Intercompany transactions and balances are eliminated on consolidation. The results of operations of subsidiaries acquired during the period are included from their respective dates of acquisition, being the time at which the Company obtains control. Consolidation of a subsidiary ceases when the Company loses control. A change in ownership interests of a subsidiary, without a loss of control, is accounted for as an equity transaction. The Company assesses control through share ownership and voting rights.

Non-controlling interests arise from business combinations in which the Company acquires less than 100% ownership interest. At the time of acquisition, non-controlling interests are measured at either fair value or their proportionate share of the fair value of the acquiree’s identifiable assets. The Company determines the measurement basis on a transaction by transaction basis. Subsequent to acquisition, the carrying amount of non-controlling interests is increased or decreased for their share of changes in equity.

(ii) Joint operations

A joint operation is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities, relating to the joint arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control. The consolidated financial statements include the Company’s proportionate share of the assets, liabilities, revenues, and expenses of its interests in joint operations.

The Company’s joint operations consist of a 33.33% interest in the Burrard Landing Lot 2 Holdings Partnership (the “Partnership”). The Partnership owns and leases commercial space in Shaw Tower in Vancouver, BC, which is the Company’s headquarters for its lower mainland operations. In classifying its 33.33% interest in the Partnership as a joint operation, the Company considered the terms and conditions of the partnership agreement and other facts and circumstances including the primary purpose of Shaw Tower which is to provide lease space to the partners.

Investments in associates and joint ventures

Associates are entities over which the Company has significant influence. Significant influence is the power to participate in the operating and financial policies of the investee, but is not control or joint control.

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control.

Investments in associates and joint ventures are accounted for using the equity method. Investments of this nature are recorded at original cost and adjusted periodically to recognize the Company’s proportionate share of the associate’s or joint venture’s net income/loss and other comprehensive income/loss after the date of investment, additional contributions made and dividends received.

The Company classified its approximate 38% participating interest in Corus Entertainment Inc. (“Corus”) as an investment in an associate after considering both companies are subject to common control and the ability of the Company to appoint directors to Corus’ Board of Directors. On May 31, 2019, the Company sold all of its interest in Corus.

The Company classified its 50% interest in the Shomi Partnership (“shomi”) as an investment in a joint venture after considering the terms and conditions of the partnership. In September 2016, Shaw and Rogers Communications Inc., announced the decision to wind down its operations with service ending November 30, 2016. In December 2017, the remaining assets associated with shomi were transferred to their respective partners and the partnership was officially wound up.

Revenue and expenses

The Company has multiple deliverable arrangements comprised of upfront fees (subscriber connection and installation fee revenue, customer premise equipment revenue, handset equipment revenue) and related subscription and service revenue. Upfront fees charged to customers do not constitute separate units of accounting, therefore these revenue streams are assessed as an integrated package.

(i) Revenue

The Company records revenue from contracts with customers in accordance with the following five steps:

(1) identify the contract(s) with a customer;

(2) identify the performance obligations in the contract;

(3) determine the transaction price;

(4) allocate the transaction price to the performance obligations in the contract; and,

(5) recognize revenue when (or as) we satisfy a performance obligation.

Revenue for each performance obligation is recognized either over time or at a point in time. For performance obligations satisfied over time, revenue is recognized as the services are provided. Revenues on certain long-term contracts are recognized using output methods based on products delivered, performance completed to date and time elapsed. Revenue from Cable, Internet, Digital Phone, Direct-to-Home (“DTH”) and Wireless customers includes subscriber revenue earned as services are provided. Satellite distribution services and telecommunications service revenue is recognized in the period in which the services are rendered to customers. In addition to monthly service plans, the Company also offers multi-year service plans in which the total amount of the contractual service revenue is accounted for on a straight-line basis over the term of the plan. Fees for wireless voice, text and data services on a pay-per-use basis are recognized in the period that the service is provided.

Revenue from data centre customers includes colocation and other services revenue, including managed infrastructure revenue. Colocation revenue is recognized on a straight-line line basis over the term of the customer contract. Other services revenue, including managed infrastructure revenue, is recognized as the services are provided.

Revenue for performance obligations satisfied at a point in time is recognized when control of the item or service transfers to the customer. Revenue from the direct sale of equipment to wireless subscribers or dealers is recognized when the equipment is delivered and accepted by the subscribers or dealers.

For bundled arrangements (e.g. wireless handsets, and voice and data services), items are accounted for as separate performance obligations if the item meets the definition of a distinct good or service. Stand-alone selling prices are determined using observable prices adjusted for market conditions and other factors, as appropriate. The Company offers a discretionary wireless handset discount program, whereby the subscriber earns the applicable discount by maintaining services with the Company, such that the receivable relating to the discount at inception of the transaction is reduced over a period of time. This discount is allocated proportionately between the equipment and service revenue, with the equipment discount recognized when the handset is delivered and the corresponding service discount is classified as a contract asset. The contract asset is reduced on a straight-line basis over the period which the discount is forgiven to a maximum of two years with an offsetting reduction to service revenue. The Company also offers a plan allowing customers to receive a larger up-front handset discount than they would otherwise qualify for if they pay a predetermined incremental charge to their existing service plan on a monthly basis. The charge is billed on a monthly basis but is recognized as revenue when the handset is delivered and accepted by the subscriber. The amount receivable is classified as part of other current or other long-term assets, as applicable, in the consolidated statement of financial position.

When a customer can modify their contract within predefined terms such that we are not able to enforce the transaction price agreed to, but can only contractually enforce a lower amount, we allocate revenue between performance obligations using the minimum enforceable rights and obligations and any excess amount is recognized as revenue as its earned.

(ii) Contract assets and liabilities

We record a contract asset when we have provided goods and services to our customer but our right to related consideration for the performance obligation is conditional on satisfying other performance obligations. Contract assets are transferred to trade receivables when our right to consideration becomes conditional only as to the passage of time. A contract liability is recognized when we receive consideration in advance of the transfer of products or services to the customer. We account for contract assets and liabilities on a contract-by-contract basis, with each contract presented as either a net contract asset or a net contract liability accordingly.

Subscriber connection fees received from Cable, Internet, and Digital Phone customers are deferred as contract liabilities and recognized as revenue on a straight-line basis over three years. The costs of physically connecting a new home are capitalized as part of the distribution system and costs of disconnections are expensed as incurred.

Initial setup fees related to the installation of data centre services and installation revenue received on contracts with commercial business customers are deferred as contract liabilities and recognized as revenue on a straight-line basis over the related service contract, which generally span two to ten years. Direct and incremental costs associated with the installation of services or service contract, in an amount not exceeding the upfront revenue, are deferred as contract assets and recognized as an operating expense on a straight-line basis over the same period.

(iii) Deferred commission cost assets

We defer the incremental cost to obtain or fulfill a contract with a customer over their expected period of benefit to the extent they are recoverable. These costs include certain commissions paid to internal and external representatives. We defer them as deferred commission cost assets in other assets and amortize them to operating costs over the pattern of the transfer of goods and services to the customer, which is typically evenly over either 24 or 36 consecutive months.

Direct and incremental initial selling, administrative and connection costs, including commissions related to subscriber acquisitions are deferred and recognized as an operating expense on a straight-line basis over three years.

(iv) Deferred equipment revenue and deferred equipment costs

Revenue from sales of DTH equipment is deferred and recognized on a straight-line basis over three years commencing when subscriber service is activated. The total cost of the equipment, including installation, represents an inventoriable cost which is deferred and recognized on a straight-line basis over the same period. The DTH equipment is generally sold to customers at cost or a subsidized price in order to expand the Company’s customer base.

Revenue from sales of satellite tracking hardware and costs of goods sold is deferred and recognized on a straight-line basis over the related service contract for monthly service charges for air time, which is generally five years. The amortization of the revenue and cost of sale of satellite service equipment commences when goods are shipped.

Recognition of deferred equipment revenue and deferred equipment costs is recorded as deferred equipment revenue amortization and deferred equipment costs amortization, respectively.

(v) Deferred IRU revenue

Prepayments received under indefeasible right to use (“IRU”) agreements are amortized on a straight-line basis into income over the term of the agreement and included in amortization of property, plant and equipment, intangibles and other in the consolidated statements of income.

Cash

Cash is presented net of outstanding cheques. When the amount of outstanding cheques and the amount drawn under the Company’s revolving term facility are greater than the amount of cash, the net amount is presented as bank indebtedness.

Securitization of trade receivables

Sales of trade receivables in securitization transactions are recognized as collateralized short-term borrowings as we do not transfer control and substantially all the risks and rewards of ownership to another entity and thus do not result in our de-recognition of the trade receivables sold.

Allowance for doubtful accounts

The Company maintains an allowance for doubtful accounts for the estimated losses resulting from the inability of its customers to make required payments. In determining the allowance, the Company considers factors such as the number of days the account is past due, whether or not the customer continues to receive service, the Company’s past collection history and changes in business circumstances.

Inventories

Inventories include subscriber equipment such as DTH receivers, which are held pending rental or sale at cost or at a subsidized price and wireless handsets, accessories and SIM cards. When subscriber equipment is sold, the equipment revenue and equipment costs are deferred and amortized over three years. When the subscriber equipment is rented, it is transferred to property, plant and equipment and amortized over its useful life. Inventories are determined on a first-in, first-out basis, and are stated at cost due to the eventual capital nature as either an addition to property, plant and equipment or deferred equipment costs.

Inventories of wireless handsets, accessories and SIM cards are carried at the lower of cost and net realizable value. Cost is determined using the weighted average method and includes expenditures incurred in acquiring the inventories and bringing them to their existing condition and location. Net realizable value is the estimated selling price in the ordinary course of business, less selling expenses.

Property, plant and equipment

Property, plant and equipment are recorded at purchase cost. Direct labour and other directly attributable costs incurred to construct new assets, upgrade existing assets and connect new subscribers are capitalized as well as borrowing costs on qualifying assets. In addition, any asset removal and site restoration costs in connection with the retirement of assets are capitalized. Repairs and maintenance expenditures are charged to operating expense as incurred. Amortization is recorded on a straight-line basis over the estimated useful lives of assets as follows:

Asset	Estimated useful life
Cable, Wireless and telecommunications distribution system	3-20 years
Digital cable terminals and modems	3-5 years
Satellite audio, video and data network equipment and DTH receiving equipment	3-15 years
Buildings	15-40 years
Data centre infrastructure	3-21 years
Data processing	4-10 years
Other	4-20 years

The Company reviews the estimates of lives and useful lives on a regular basis.

Assets held for sale and discontinued operations

Non-current assets and disposal groups are classified as held for sale when specific criteria are met and are measured at the lower of carrying amount and estimated fair value less costs to sell. Assets held for sale are not amortized and are reported separately on the statement of financial position.

The Company reports financial results for discontinued operations separately from continuing operations to distinguish the financial impact of disposal transactions from ongoing operations. Discontinued operations reporting occurs when the disposal of a component or a group of components of the Company represents a strategic shift that will have a major impact on the Company’s operations and financial results, and where the operations and cash flows can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the Company.

The results of discontinued operations are excluded from both continuing operations and business segment information in the consolidated financial statements and the notes to the consolidated financial statements, unless otherwise noted, and are presented net of tax in the statement of income for the current and comparative periods. Refer to Note 3 for further information regarding the Company’s discontinued operations.

Other long-term assets

Other long-term assets primarily include (i) equipment costs, as described in the revenue and expenses accounting policy, deferred and amortized on a straight-line basis over three to five years, (ii) the non-current portion of wireless handset discounts receivable as described in the revenue and expenses accounting policy, (iii) credit facility arrangement fees amortized on a straight-line basis over the term of the facility, (iv) long-term receivables, (v) network capacity leases, (vi) the non-current portion of prepaid maintenance and support contracts and (vii) direct costs in connection with initial setup fees and installation of services, as described in the revenue and expenses accounting policy, deferred and amortized on a straight-line basis over two to ten years.

Intangibles

The excess of the cost of acquiring cable, satellite, media, data centre and wireless businesses over the fair value of related net identifiable tangible and intangible assets acquired is allocated to goodwill. Net identifiable intangible assets acquired consist of amounts allocated to broadcast rights and licences, wireless spectrum licences, trademarks, brands, program rights, customer relationships and software assets. Broadcast rights and licences, wireless spectrum licences, trademarks and brands represent identifiable assets with indefinite useful lives.

Customer relationships represent the value of customer contracts and relationships acquired in a business combination and are amortized on a straight-line basis over their estimated useful lives ranging from 4 – 15 years.

Software that is not an integral part of the related hardware is classified as an intangible asset. Internally developed software assets are recorded at historical cost and include direct material and labour costs as well as borrowing costs on qualifying assets. Software assets are amortized on a straight-line basis over estimated useful lives ranging from 3 – 10 years. The Company reviews the estimates of lives and useful lives on a regular basis.

Borrowing costs

The Company capitalizes borrowing costs on qualifying assets that take more than one year to construct or develop using the Company’s weighted average cost of borrowing which approximated 5% (2018 - 6%).

Impairment

(i) Goodwill and indefinite-life intangibles

The Company tests goodwill and indefinite-life intangibles for impairment annually (as at February 1) and when events or changes in circumstances indicate that the carrying value may be impaired. The recoverable amount of each cash-generating unit (“CGU”) is determined based on the higher of the CGU’s fair value less costs to sell (“FVLCS”) and its value in use (“VIU”). A CGU is the smallest identifiable group of assets that generate cash flows that are independent of the cash inflows from other assets or groups of assets. The Company’s cash generating units are Cable, Satellite, and Wireless. Where the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

(ii) Non-financial assets with finite useful lives

For non-financial assets, such as property, plant and equipment and finite-life intangible assets, an assessment is made at each reporting date as to whether there is an indication that an asset may be impaired. If any indication exists, the recoverable amount of the asset is determined based on the higher of FVLCS and VIU. Where the carrying amount of the asset exceeds its recoverable amount, the asset is considered impaired and written down to its recoverable amount. Previously recognized impairment losses are reviewed for possible reversal at each reporting date and all or a portion of the impairment is reversed if the asset’s value has increased.

Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The timing or amount of the outflow may still be uncertain. Provisions are measured using the best estimate of the expenditure required to settle the present obligation at the end of the reporting period, taking into account risks and uncertainties associated with the obligation. Provisions are discounted where the time value of money is considered material.

(i) Asset retirement obligations

The Company recognizes the fair value of a liability for an asset retirement obligation in the period in which it is incurred, on a discounted basis, with a corresponding increase to the carrying amount of property and equipment, primarily in respect of wireless and transmitter sites. This cost is amortized on the same basis as the related asset. The liability is subsequently increased for the passage of time and the accretion is recorded in the income statement as accretion of long-term liabilities and provisions. The discount rates applied are subsequently adjusted to current rates as required at the end of reporting periods. Revisions due to the estimated timing of cash flows or the amount required to settle the obligation may result in an increase or decrease in the liability. Actual costs incurred upon settlement of the obligation are charged against the liability to the extent recorded.

(ii) Restructuring provisions

Restructuring provisions, primarily in respect of employee termination benefits, are recognized when a detailed plan for the restructuring exists and a valid expectation has been raised to those affected that the plan will be carried out.

(iii) Other provisions

Provisions for disputes, legal claims and contingencies are recognized when warranted. The Company establishes provisions after taking into consideration legal assessments (if applicable), expected availability of insurance or other recourse and other available information.

Deferred credits

Deferred credits primarily include: (i) prepayments received under IRU agreements amortized on a straight-line basis into income over the term of the agreement, (ii) equipment revenue, as described in the revenue and expenses accounting policy, deferred and amortized over three to five years, (iii) a deposit on a future fibre sale.

Leases

(i) Operating leases

Rent expense for real estate leases that have escalating lease payments is recorded on a straight-line basis over the term of the lease. The difference between the expense recorded and the amount paid is recorded as deferred rent and included in deferred credits in the statement of financial position.

(ii) Finance leases

Leases of property and equipment that transfer substantially all the risks and rewards of ownership are classified as finance leases. Finance leases are capitalized at the commencement of the lease at the fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between interest expense and reduction of the lease liability. The property and equipment acquired under finance leases is depreciated over the shorter of the useful life of the asset and the lease term.

Income taxes

The Company accounts for income taxes using the liability method, whereby deferred income tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities measured using substantively enacted tax rates and laws that will be in effect when the differences are expected to reverse. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset and they relate to income taxes levied by the same authority in the same taxable entity. Income tax expense for the period is the tax payable for the period using tax rates substantively enacted at the reporting date, any adjustments to taxes payable in respect of previous years and any change during the period in deferred income tax assets and liabilities, except to the extent that they relate to a business combination or divestment, items recognized directly in equity or in other comprehensive income. The Company records interest and penalties related to income taxes in interest expense.

Tax credits and government grants

The Company receives tax credits primarily related to its research and development activities. Government financial assistance is recognized when management has reasonable assurance that the conditions of the government programs are met and accounted for as a reduction of related costs, whether capitalized and amortized or expensed in the period the costs are incurred.

Foreign currency translation

Transactions originating in foreign currencies are translated into Canadian dollars at the exchange rate at the date of the transaction. Monetary assets and liabilities are translated at the period-end rate of exchange and non-monetary items are translated at historic exchange rates. The net foreign exchange gain/(loss) recognized on the translation and settlement of current monetary assets and liabilities was $5 (2018 – $1) and is included in other gains/(losses).

Financial instruments other than derivatives

Financial instruments have been classified and measured at amortized cost, fair value through other comprehensive income (FVOCI) or fair value through profit or loss (FVTPL). Cash and derivative instruments have been classified as FVTPL and are recorded at fair value with any change in fair value immediately recognized in income (loss). Investments in equity securities are classified and measured at FVTPL. Loans and receivables and financial liabilities are carried at amortized cost. None of the Company’s financial liabilities are classified as FVTPL.

Finance costs and discounts associated with the issuance of debt securities are netted against the related debt instrument and amortized to income using the effective interest rate method. Accordingly, long-term debt accretes over time to the principal amount that will be owing at maturity.

Derivative financial instruments and hedging activities

The Company uses derivative financial instruments, such as foreign currency forward purchase contracts, to manage risks from fluctuations in foreign exchange rates. All derivative financial instruments are recorded at fair value in the statement of financial position. Where permissible, the Company accounts for these financial instruments as hedges which ensures that counterbalancing gains and losses are recognized in income in the same period. With hedge accounting, changes in the fair value of derivative financial instruments designated as cash flow hedges are recorded in other comprehensive income (loss) until the variability of cash flows relating to the hedged asset or liability is recognized in income (loss). When an anticipated transaction is subsequently recorded as a non-financial asset, the amounts recognized in other comprehensive income (loss) are reclassified to the initial carrying amount of the related asset. Where hedge accounting is not permissible or derivatives are not designated in a hedging relationship, they are classified as held-for-trading and the changes in fair value are immediately recognized in income (loss).

Instruments that have been entered into by the Company to hedge exposure to foreign currency risk are reviewed on a regular basis to ensure the hedges are still effective and that hedge accounting continues to be appropriate.

Fair value measurements

Fair value estimates are made at a specific point in time, based on relevant market information and information about the underlying asset or liability. These estimates are subjective in nature and involve uncertainties and matters of significant judgement and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair value that are either observable or unobservable. Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources while unobservable inputs reflect a reporting entity’s pricing based upon their own market assumptions.

The fair value hierarchy consists of the following three levels:

Level 1 Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2 Inputs for the asset or liability are based on observable market data, either directly or indirectly, other than quoted prices.

Level 3 Inputs for the asset or liability are not based on observable market data.

The Company determines whether transfers have occurred between levels in the fair value hierarchy by assessing the impact of events and changes in circumstances that could result in a transfer at the end of each reporting period.

Employee benefits

The Company accrues its obligations under its employee benefit plans, net of plan assets. The cost of pensions and other retirement benefits earned by certain employees is actuarially determined using the projected benefit method pro-rated on service and management’s best estimate of salary escalation and retirement ages of employees. Past service costs from plan initiation and amendments are recognized immediately in the income statement. Remeasurements include actuarial gains or losses and the return on plan assets (excluding interest income). Actuarial gains and losses occur because assumptions about benefit plans relate to a long time frame and differ from actual experiences. These assumptions are revised based on actual experience of the plans such as changes in discount rates, expected retirement ages and projected salary increases. Remeasurements are recognized in other comprehensive income (loss) on an annual basis, at a minimum, and on an interim basis when there are significant changes in assumptions.

August 31 is the measurement date for the Company’s employee benefit plans. The last actuarial valuations for funding purposes for the various plans were performed effective August 31, 2019 and the next actuarial valuations for funding purposes are effective August 31, 2020.

Share-based compensation

The Company has a stock option plan for directors, officers, employees and consultants to the Company. The strike price of options to purchase shares must be issued at not less than the fair value at the date of grant. Any consideration paid on the exercise of stock options, together with any contributed surplus recorded at the date the options vested, is credited to share capital. The Company calculates the fair value of share-based compensation awarded to employees using the Black-Scholes option pricing model. The fair value of options are expensed and credited to contributed surplus over the vesting period of the options using the graded vesting method.

The Company has a restricted share unit (“RSU”) and performance share unit (“PSU”) plan which provides that RSUs may be granted to officers, employees and directors of the Company, and PSUs may be granted to officers and employees of the Company. RSUs vest on either the first, second and third anniversary of the grant date or 100% on the third anniversary of the grant date and compensation is recognized on a straight-line basis over the three-year vesting period. PSUs vest 100% on the third anniversary of the grant date. RSUs and PSUs will be settled in either cash or Class B Non-Voting shares as determined by the Human Resources and Compensation Committee at the time of the grant and the obligation for RSUs and PSUs is measured at the end of each period at fair value using the Black-Scholes option pricing model and the number of outstanding RSUs and PSUs. For PSUs, the performance criteria is set by the by the Human Resources and Compensation Committee at the time of the grant, and typically requires the achievement of a minimum level of performance, otherwise the payment is zero, while maximum performance is capped at 150%. On settlement of vested PSUs, the number of Class B Non-Voting shares issued or delivered, or the amount of cash payment will be multiplied by the applicable performance factor.

The Company has a deferred share unit (“DSU”) plan for its Board of Directors. Compensation cost is recognized immediately as DSUs vest when granted. DSUs will be settled in cash and the obligation is measured at the end of each period at fair value using the Black-Scholes option pricing model and the number of outstanding DSUs.

Directors may elect to receive their compensation in cash, RSUs, DSUs or a combination thereof. Any director who has not met their share ownership guidelines is generally required to elect to receive at least 50% of their annual compensation in DSUs and/or RSUs.

The Company has an employee share purchase plan (the “ESPP”) under which eligible employees may contribute to a maximum of 5% of their monthly base compensation. The Company contributes an amount equal to 25% of the participant’s contributions, increasing to 33% once an employee reaches 10 years of continuous service, and records such amounts as compensation expense.

Earnings per share

Basic earnings per share is based on net income attributable to equity shareholders adjusted for dividends on preferred shares and is calculated using the weighted average number of Class A Shares and Class B Non-Voting Shares outstanding during the period. Diluted earnings per share is calculated by considering the effect of all potentially dilutive instruments. In calculating diluted earnings per share, any proceeds from the exercise of stock options and other dilutive instruments are assumed to be used to purchase Class B Non-Voting Shares at the average market price during the period.

Guarantees

The Company discloses information about certain types of guarantees that it has provided, including certain types of indemnities, without regard to whether it will have to make any payments under the guarantees.

Estimation uncertainty and critical judgments

The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and significant changes in assumptions could cause an impairment in assets. The following require the most difficult, complex or subjective judgments which result from the need to make estimates about the effects of matters that are inherently uncertain.

Estimation uncertainty

The following are key assumptions concerning the future and other key sources of estimation uncertainty that could impact the carrying amount of assets and liabilities and results of operations in future periods.

(i) Allowance for doubtful accounts

The Company is required to make an estimate of an appropriate allowance for doubtful accounts on its receivables. The estimated allowance required is a matter of judgment and the actual loss eventually sustained may be more or less than the estimate, depending on events which have yet to occur and which cannot be foretold, such as future business, personal and economic conditions.

(ii) Contractual service revenue

The Company is required to make judgments and estimates that affect the amount and timing of revenue from contracts with customers, including estimates of the stand-alone selling prices of wireless products and services, the identification of performance obligations within a contract and the timing of satisfaction of performance obligations under long-term contracts.

Determining the deferral criteria for the costs incurred to obtain or fulfill a contract requires us to make significant judgments. We expect incremental commission fees paid to internal and external representatives as a result of obtaining contracts with customers to be recoverable.

(iii) Property, plant and equipment

The Company is required to estimate the expected useful lives of its property, plant and equipment. These estimates of useful lives involve significant judgment. In determining these estimates, the Company takes into account industry trends and company-specific factors, including changing technologies and expectations for the in-service period of these assets. Management’s judgment is also required in determination of the amortization method, the residual value of assets and the capitalization of labour and overhead.

(iv) Business combinations – purchase price allocation

Purchase price allocations involve uncertainty because management is required to make assumptions and judgments to estimate the fair value of the identifiable assets acquired and liabilities assumed in business combinations. Fair value estimates are based on quoted market prices and widely accepted valuation techniques, including discounted cash flow (“DCF”) analysis. Such estimates include assumptions about inputs to the valuation techniques, industry economic factors and business strategies.

(v) Impairment

The Company estimates the recoverable amount of its CGUs using a FVLCS calculation based on a DCF analysis or market approach or a VIU calculation based on a DCF analysis. Where a DCF analysis is used, significant judgments are inherent in this analysis including estimating the amount and timing of the cash flows attributable to the broadcast rights and licences, the selection of an appropriate discount rate, and the identification of appropriate terminal growth rate assumptions. In this analysis the Company estimates the discrete future cash flows associated with the intangible asset for five years and determines a terminal value. The future cash flows are based on the Company’s estimates of future operating results, economic conditions and the competitive environment. The terminal value is estimated using both a perpetuity growth assumption and a multiple of operating income before restructuring costs and amortization. The discount rates used in the analysis are based on the Company’s weighted average cost of capital and an assessment of the risk inherent in the projected cash flows. In analyzing the FVLCS determined by a DCF analysis, the Company also considers a market approach determining a recoverable amount for each unit and total entity value determined using a market capitalization approach. Recent market transactions are taken into account, when available. The key assumptions used to determine the recoverable amounts, including a sensitivity analysis, are included in note 10. A DCF analysis uses significant unobservable inputs and is therefore considered a level 3 fair value measurement.

(vi) Employee benefit plans

The amounts reported in the financial statements relating to the defined benefit pension plans are determined using actuarial valuations that are based on several assumptions including the discount rate and rate of compensation increase. While the Company believes these assumptions are reasonable, differences in actual results or changes in assumptions could affect employee benefit obligations and the related income statement impact. The most significant assumption used to calculate the net employee benefit plan expense is the discount rate. The discount rate is the interest rate used to determine the present value of the future cash flows that is expected will be needed to settle employee benefit obligations. It is based on the yield of long-term, high-quality corporate fixed income investments closely matching the term of the estimated future cash flows and is reviewed and adjusted as changes are required.

(vii) Income taxes

The Company is required to estimate income taxes using substantively enacted tax rates and laws that will be in effect when the differences are expected to reverse. In determining the measurement of tax uncertainties, the Company applies a probable weighted average methodology. Realization of deferred income tax assets is dependent on generating sufficient taxable income during the period in which the temporary differences are deductible. Although realization is not assured, management believes it is more likely than not that all recognized deferred income tax assets will be realized based on reversals of deferred income tax liabilities, projected operating results and tax planning strategies available to the Company and its subsidiaries.

(viii) Contingencies

The Company is subject to various claims and contingencies related to lawsuits, taxes and commitments under regulatory, contractual and other commercial obligations. Contingent losses are recognized by a charge to income when it is likely that a future event will confirm that an asset has been impaired or a liability incurred at the date of the financial statements and the amount can be reasonably estimated. Significant changes in assumptions as to the likelihood and estimates of the amount of a loss could result in recognition of additional liabilities.

Critical judgements

The following are critical judgements apart from those involving estimation:

(i) Determination of a CGU

Management’s judgement is required in determining the Company’s cash generating units (CGU) for the impairment assessment of its indefinite-life intangible assets. The CGUs have been determined considering operating activities and asset management and are Cable, Satellite, and Wireless.

(ii) Broadcast rights and licences and spectrum licences – indefinite-life assessment

A number of the Company’s businesses are dependent upon broadcast licences (or operate pursuant to an exemption order) granted and issued by the CRTC or wireless spectrum licences issued by the Department of Innovation, Science and Economic Development (formerly, Industry Canada). While these licences must be renewed from time to time, the Company has never failed to do so. In addition, there are currently no legal, regulatory or competitive factors that limit the useful lives of these assets.

Adoption of recent accounting pronouncements

We adopted the following new accounting standards effective September 1, 2018.

• IFRS 15 Revenue from Contracts with Customers, was issued in May 2014 and replaced IAS 11 Construction Contracts, IAS 18 Revenue, IFRIC 13 Customer Loyalty Programs, IFRIC 15 Agreements for the Construction of Real Estate, IFRIC 18 Transfers of Assets from Customers and SIC-31 Revenue—Barter Transactions Involving Advertising Services. The new standard requires revenue to be recognized in a manner that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration expected to be received in exchange for those goods or services. The principles are to be applied in the following five steps:

(1) identify the contract(s) with a customer;

(2) identify the performance obligations in the contract;

(3) determine the transaction price;

(4) allocate the transaction price to the performance obligations in the contract; and,

(5) recognize revenue when (or as) the entity satisfies a performance obligation.

IFRS 15 also provides guidance relating to the treatment of contract acquisition and contract fulfillment costs.

The application of IFRS 15 impacted the Company’s reported results, including the classification and timing of revenue recognition and the treatment of costs incurred to obtain contracts with customers.

The application of this standard most significantly affected our Wireless arrangements that bundle equipment and service together, specifically with regards to the timing of recognition and classification of revenue. The timing of recognition and classification of revenue was affected because at contract inception, IFRS 15 requires the estimation of total consideration to be received over the contract term, and the allocation of that consideration to performance obligations in the contract, typically based on the relative stand-alone selling price of each obligation. This resulted in a decrease to equipment revenue recognized at contract inception, as the discount previously recognized over 24 months is now recognized at contract inception, and a decrease to service revenue recognized over the course of the contract, as a portion of the discount previously allocated solely to equipment revenue is allocated to service revenue. The measurement of total revenue recognized over the life of a contract was unaffected by the new standard.

IFRS 15 also requires that incremental costs to obtain a contract with a customer (for example, commissions) be capitalized and amortized into operating expenses over the life of a contract on a rational, systematic basis consistent with the pattern of the transfer of goods or services to which the asset relates. The Company previously expensed such costs as incurred.

The Company’s financial position was also impacted by the adoption of IFRS 15, with new contract asset and contract liability categories recognized to reflect differences between the timing of revenue recognition and the actual billing of those goods and services to customers.

For purposes of applying the new standard on an ongoing basis, we are required to make judgments in respect of the new standard, including judgments in determining whether a promise to deliver goods or services is considered distinct, how to determine the transaction prices and how to allocate those amounts amongst the associated performance obligations. We must also exercise judgment as to whether sales-based compensation amounts are costs incurred to obtain contracts with customers that should be capitalized and subsequently amortized on a systematic basis over time.

We have made a policy choice to adopt IFRS 15 with full retrospective application, subject to certain practical expedients. As a result, all comparative information in these financial statements has been prepared as if IFRS 15 had been in effect since September 1, 2017. The accounting policies set out in note 2 have been applied in preparing the consolidated financial statements as at and for the year ended August 31, 2019, the comparative information presented for the year ended August 31, 2018, and for the consolidated statements of financial position as at September 1, 2017 and August 31, 2018.

Upon adoption of, and transition to, IFRS 15, we elected to utilize the following practical expedients:

• Completed contracts that begin and end within the same annual reporting period and those completed before September 1, 2017 are not restated;

• Contracts modified prior to September 1, 2017 are not restated. The aggregate effect of these modifications is reflected when identifying the satisfied and unsatisfied performance obligations, determining the transaction price and allocating the transaction price to the satisfied and unsatisfied performance obligations; and

• Not disclose, on an annual basis, the unsatisfied portions of performance obligations related to contracts with a duration of one year or less or where the revenue we recognize is equal to the amount invoiced to the customer.

Impacts of IFRS 15, Revenue from Contracts with Customers

The effect of transition to IFRS 15 on impacted line items on our condensed Consolidated Statements of Income as disclosed in “Transition adjustments” for the year ended August 31, 2018, are as follows:

		Year ended August 31, 2018
		As	Effect of	Subsequent to
(millions of Canadian dollars)		reported	transition	transition
Revenue	i.	5,239	(50)	5,189
Operating, general and administrative expenses	ii.	(3,150)	18	(3,132)
Other revenue (expense)		29	3	32
Income tax expense (recovery)		143	(12)	131
Net income (loss) from continuing operations		66	(17)	49

i) Allocation of transaction price

Revenue recognized at point of sale requires the estimation of total consideration over the contract term and allocation of that consideration to all performance obligations in the contract based on their relative stand-alone selling prices. For Wireless term contracts, equipment revenue recognized at contract inception, as well as service revenue recognized over the course of the contract is lower than previously recognized as noted above.

ii) Deferred commission costs

Costs incurred to obtain or fulfill a contract with a customer were previously expensed as incurred. Under IFRS 15, these costs are capitalized and subsequently amortized as an expense over the life of the customer on a rational, systematic basis consistent with the pattern of the transfer of goods and services to which the asset relates. As a result, commission costs are reduced in the period, with an offsetting increase in amortization of capitalized costs over the average life of a customer.

The effect of transition to IFRS 15 on our disaggregated revenues for the year ended August 31, 2018, are as follows:

	Year ended August 31, 2018
	As	Effect of	Subsequent to
(millions of Canadian dollars)	reported	transition	transition
Services
Wireline - Consumer	3,725	-	3,725
Wireline - Business	567	-	567
Wireless	595	(31)	564
	4,887	(31)	4,856
Equipment and other
Wireless	356	(19)	337
	356	(19)	337
Intersegment eliminations	(4)	-	(4)
Total revenue	5,239	(50)	5,189

The effect of transition to IFRS 15 on impacted line items on our Consolidated Statements of Financial Position as at September 1, 2017 and August 31, 2018 are as follows:

		As at August 31, 2018			As at September 1, 2017
		As	Effect	Subsequent to	As	Effect	Subsequent to
(millions of Canadian dollars)		reported	of transition	transition	reported	of transition	transition

Current portion of contract assets	i.	-	59	59	-	15	15
Other current assets	ii.	286	(13)	273	155	24	179
Contract assets	i.	-	76	76	-	44	44
Other long-term assets	ii.	300	(102)	198	255	(39)	216
Accounts payable and accrued liabilities	i.	971	(1)	970	913	(4)	909
Unearned revenue	i.	221	(221)	-	211	(211)	-
Current portion of contract liabilities	i.	-	226	226	-	214	214
Deferred credits	i.	460	(18)	442	490	(21)	469
Deferred income tax liabilities	ii.	1,894	(7)	1,887	1,858	5	1,863
Contract liabilities	i.	-	18	18	-	21	21
Shareholders' equity		5,957	23	5,980	6,154	40	6,194

i) Contract assets and liabilities

Contract assets and liabilities are the result of the difference in timing related to revenue recognized at the beginning of a contract and cash collected. Contract assets arise primarily as a result of the difference between revenue recognized on the sale of wireless device at the onset of a term contract and the cash collected at the point of sale.

Contract liabilities are the result of receiving payment related to a customer contract before providing the related goods or services. We account for contract assets and liabilities on a contract-by-contract basis, with each contract being presented as a single net contract asset or net contract liability accordingly.

ii) Deferred commission cost asset

Under IFRS 15, we will defer commission costs paid to internal and external representatives as a result of obtaining contracts with customers as deferred commission cost assets and amortize them over the pattern of the transfer of goods and services to the customer, which is typically evenly over 24 to 36 months.

Refer to “Transition adjustments” for the impact of application of IFRS 15 on our previously reported consolidated statements of cash flows.

•IFRS 9 Financial Instruments was revised and issued in July 2014 and replaces IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 includes updated guidance on the classification and measurement of financial instruments, new guidance on measuring impairment on financial assets, and new hedge accounting guidance. We have applied IFRS 9, and the related consequential amendments to other IFRSs, on a retrospective basis except for the changes to hedge accounting as described below which were applied on a prospective basis. The adoption of IFRS 9 did not have a significant impact on our financial performance or the carrying amounts of our financial instruments as set out in “Transition adjustments” below.

IFRS 9 replaces the classification and measurement models in IAS 39 with a single model under which financial assets are classified and measured at amortized cost, fair value through other comprehensive income (FVOCI) or fair value through profit or loss (FVTPL) and eliminates the IAS 39 categories of held-to-maturity, loans and receivables and available-for-sale. Investments and equity instruments are required to be measured by default at FVTPL unless an irrevocable option for each equity instrument is taken to measure at FVOCI. The classification and measurement of financial assets is based on the business model that the asset is managed and its contractual cash flow characteristics. The adoption of IFRS 9 did not change the measurement bases of our financial assets

oCash and derivative instruments classified as held-for-trading and measured at FVTPL under IAS 39 continue to be measured as such under IFRS 9 with an updated classification of FVTPL

oInvestments in equity securities not quoted in an active market and where fair value cannot be reliably measured that were classified as available-for-sale and recorded at cost less impairment under IAS 39 are now required to be classified and measured at FVTPL under IFRS 9. There has been no change to the measurement of these assets on transition

oTrade and other receivables classified as loans and receivables and measured at amortized cost under IAS 39 continue to be measured as such under IFRS 9 with an updated classification of amortized cost

For financial liabilities, IFRS 9 retains most of the IAS 39 requirements. We did not choose the option of designating any financial liabilities at FVTPL as such, the adoption of IFRS 9 did not impact our accounting policies for financial liabilities as all liabilities continue to be measured at amortized cost.

The impairment of financial assets under IFRS 9 is based on an expected credit loss (ECL) model, as opposed to the incurred loss model in IAS 39. IFRS 9 applies to financial assets measured at amortized cost, including contract assets under IFRS 15, and requires that we consider factors that include historical, current and forward-looking information when measuring the ECL. We use the simplified approach for measuring losses based on the lifetime ECL for trade receivables and contract assets. Amounts considered uncollectible are written off and recognized in operating, general and administrative expenses in the Consolidated Statement of Income. This change did not have a significant impact to our receivables.

IFRS 9 does not fundamentally change the types of hedging relationships or the requirements to measure and recognize ineffectiveness; however, it requires us to ensure that the hedge accounting relationships are aligned with our risk management objective and strategy and to apply a more qualitative and forward-looking approach to assess hedge effectiveness. It also requires that amounts related to cash flow hedges of anticipated purchases of non-financial assets settled during the period to be reclassified from accumulated other comprehensive income to the initial cost of the non-financial asset when it is recognized. Under IAS 39, when an anticipated transaction was subsequently recorded as a non-financial asset, the amounts were reclassified from other comprehensive income (loss).

In accordance with IFRS 9’s transition provisions for hedge accounting, the Company has applied the IFRS 9 hedge accounting requirements prospectively from the date of initial application without restatement of prior period comparatives. The Company’s qualifying hedging relationships in place as at August 31, 2018 also qualified for hedge accounting in accordance with IFRS 9 and were therefore regarded as continuing hedging relationships. As the critical terms of the hedging instruments match those of their corresponding hedged items, all hedging relationships continue to be effective under IFRS 9’s effectiveness assessment requirements. The Company has not designated any hedging relationships under IFRS 9 that would not have met the qualifying hedge accounting criteria under IAS 39.

Change in accounting policy

Effective September 1, 2018, the Company voluntarily changed its accounting policy related to the treatment of digital cable terminals (“DCTs”) to record them as property, plant and equipment rather than inventory upon acquisition. The Company believes that the change in accounting policy will result in clearer and more relevant financial information as the Company has recently changed its offerings to customers, which has resulted in DCTs being predominantly rented rather than sold to customers. Previously, inventories included DCTs which were held pending rental or sale to the customer at cost or at a subsidized price. When the subscriber equipment was rented, it was transferred to property, plant and equipment and amortized over its useful life and then removed from capital and returned to inventory when returned by a customer. Under the new policy, all DCTs will be classified as property, plant and equipment regardless of whether or not they are currently deployed to a customer as the Company believes that this better reflects the economic substance of its operations. This change in accounting policy has been applied retrospectively. Refer to “Transition adjustments” below for the impact of this change of accounting policy on previously reported consolidated Statements of Financial Position, consolidated Statements of Income and consolidated Statements of Cash Flows.

Transition adjustments

Below is the effect of transition to IFRS 15 and adoption of our new accounting policy described above on our consolidated Statements of Income for the year ended August 31, 2018.

	Year ended August 31, 2018
			Change in
	As	IFRS 15	accounting	Subsequent
(millions of Canadian dollars)	reported	transition	policy	to transition
Revenue	5,239	(50)	-	5,189
Operating, general and administrative expenses	(3,150)	18	-	(3,132)
Restructuring costs	(446)	-	-	(446)
Amortization:
Deferred equipment revenue	30	-	-	30
Deferred equipment costs	(110)	-	-	(110)
Property, plant and equipment, intangibles and other	(932)	-	(13)	(945)
Operating income from continuing operations	631	(32)	(13)	586
Amortization of financing costs – long-term debt	(3)	-	-	(3)
Interest expense	(248)	-	-	(248)
Equity income of an associate or joint venture	(200)	-	-	(200)
Other gains	29	3	-	32
Income from continuing operations before income taxes	209	(29)	(13)	167
Current income tax expense	137	-	-	137
Deferred income tax expense	6	(12)	(3)	(9)
Net income from continuing operations	66	(17)	(10)	39
Loss from discontinued operations, net of tax	(6)	-	-	(6)
Net income	60	(17)	(10)	33
Net income from continuing operations attributable to:
Equity shareholders	66	(17)	(10)	39
Loss from discontinued operations attributable to:
Equity shareholders	(6)	-	-	(6)
Basic earnings (loss) per share
Continuing operations	0.11	-	-	0.06
Discontinued operations	(0.01)	-	-	(0.01)
	0.10	-	-	0.05
Diluted earnings (loss) per share
Continuing operations	0.11	-	-	0.06
Discontinued operations	(0.01)	-	-	(0.01)
	0.10	-	-	0.05

Below is the effect of transition to IFRS 15 and adoption of our new accounting policy described above on our consolidated Statement of Financial Position as at September 1, 2017 and August 31, 2018.

	As at August 31, 2018				As at September 1, 2017
			Change in				Change in
	As	IFRS 15	accounting	Subsequent	As	IFRS 15	accounting	Subsequent
(millions of Canadian dollars)	reported	transition	policy	to transition	reported	transition	policy	to transition
ASSETS
Current
Cash	384	-	-	384	507	-	-	507
Accounts receivable	255	-	(2)	253	286	-	-	286
Inventories	101	-	(40)	61	109	-	(50)	59
Other current assets	286	(13)	-	273	155	24	-	179
Current portion of contract assets	-	59	-	59	-	15	-	15
Assets held for sale	-	-	-	-	61	-	-	61
	1,026	46	(42)	1,030	1,118	39	(50)	1,107
Investments and other assets	660	-	-	660	937	-	-	937
Property, plant and equipment	4,672	-	30	4,702	4,344	-	50	4,394
Other long-term assets	300	(102)	(1)	197	255	(39)	-	216
Deferred income tax assets	4	-	-	4	4	-	-	4
Intangibles	7,482	-	-	7,482	7,435	-	-	7,435
Goodwill	280	-	-	280	280	-	-	280
Contract assets	-	76	-	76	-	44	-	44
	14,424	20	(13)	14,431	14,373	44	-	14,417
LIABILITIES AND SHAREHOLDERS' EQUITY
Current
Short-term borrowings	40	-	-	40	-	-	-	-
Accounts payable and accrued liabilities	971	(1)	-	970	913	(4)	-	909
Provisions	245	-	-	245	76	-	-	76
Income taxes payable	133	-	-	133	151	-	-	151
Unearned revenue	221	(221)	-	-	211	(211)	-	-
Current portion of contract liabilities	-	226	-	226	-	214	-	214
Current portion of long-term debt	1	-	-	1	2	-	-	2
Liabilities held for sale	-	-	-	-	39	-	-	39
	1,611	4	-	1,615	1,392	(1)	-	1,391
Long-term debt	4,310	-	-	4,310	4,298	-	-	4,298
Other long-term liabilities	13	-	-	13	114	-	-	114
Provisions	179	-	-	179	67	-	-	67
Deferred credits	460	(18)	-	442	490	(21)	-	469
Contract liabilities	-	18	-	18	-	21	-	21
Deferred income tax liabilities	1,894	(7)	(3)	1,884	1,858	5	-	1,863
	8,467	(3)	(3)	8,461	8,219	4	-	8,223
Shareholders' equity
Common and preferred shareholders	5,956	23	(10)	5,969	6,153	40	-	6,193
Non-controlling interests in subsidiaries	1	-	-	1	1	-	-	1
	5,957	23	(10)	5,970	6,154	40	-	6,194
	14,424	20	(13)	14,431	14,373	44	-	14,417

Below is the effect of transition to IFRS 15 and adoption of our new accounting policy described above on our consolidated Statement of Cash Flows for the year ended August 31, 2018.

	Year ended August 31, 2018
			Change in
	As	IFRS 15	accounting	Subsequent
(millions of Canadian dollars)	reported	transition	policy	to transition
OPERATING ACTIVITIES
Funds flow from continuing operations	1,259	(82)	-	1,177
Net change in non-cash balances related to continuing operations	102	82	(6)	178
Operating activities of discontinued operations	(2)	-	-	(2)
	1,359	-	(6)	1,353
INVESTING ACTIVITIES
Additions to property, plant and equipment	(1,127)	-	6	(1,121)
Additions to equipment costs (net)	(49)	-	-	(49)
Additions to other intangibles	(131)	-	-	(131)
Proceeds on sale of spectrum licenses	35	-	-	35
Purchase of spectrum licenses	(25)	-	-	(25)
Proceeds on sale of discontinued operations, net of cash sold	18	-	-	18
Net additions to investments and other assets	88	-	-	88
Proceeds on disposal of property, plant and equipment	9	-	-	9
	(1,182)	-	6	(1,176)
FINANCING ACTIVITIES
Increase in short-term borrowings	40	-	-	40
Increase in long-term debt	10	-	-	10
Issue of Class B Non-Voting Shares	43	-	-	43
Dividends paid on Class A Shares and Class B Non-Voting Shares	(384)	-	-	(384)
Dividends paid on Preferred Shares	(8)	-	-	(8)
Other	(1)	-	-	(1)
	(300)	-	-	(300)
Increase (decrease) in cash	(123)	-	-	(123)
Cash, beginning of the period	507	-	-	507
Cash, end of the period	384	-	-	384

Standards, interpretations and amendments to standards issued but not yet effective

The Company has not yet adopted certain standards and interpretations that have been issued but are not yet effective. The following pronouncements are being assessed to determine the impact on the Company’s results and financial position.

•IFRS 16 Leases was issued on January 2016 and replaces IAS 17 Leases. The new standard requires entities to recognize lease assets and lease obligations on the balance sheet. For lessees, IFRS 16 removes the classification of leases as either operating leases or finance leases, instead requiring that leases be capitalized by recognizing the present value of the lease payments and showing them as lease assets (right-of-use assets) and representing the right to use the underlying leased asset. If lease payments are made over time, the Company would recognize a lease liability representing its obligation to make future lease payments. Certain short-term leases (less than 12 months) and leases of low-value may be exempted from the requirements and may continue to be treated as operating leases if certain elections are made. Lessors will continue with a dual lease classification model. Classification will determine how and when a lessor will recognize lease revenue, and what assets would be recorded.

As the Company has significant contractual obligations currently being recognized as operating leases, upon adoption of IFRS 16, we will recognize a significant increase to both assets and liabilities on our Consolidated Statements of Financial Position as well as a decrease to operating costs, as a result of removing the lease expense, an increase to depreciation and amortization, due to the depreciation of the right-of-use asset, and an increase to finance costs, due to the accretion of the lease liability. Relative to the results of applying the current standard, although actual cash flows will be unaffected, the Company’s statement of cash flows will reflect increases in cash flows from operating activities offset equally by decreases in cash flows from financing activities.

We do not expect significant impacts for contracts in which we are the lessor.

Implementation

We continue to make progress towards adoption of IFRS 16, including the implementation of a new lease system that enables us to comply with the requirements of the standard on a contract-by-contract basis. Changes and enhancements to business processes and systems of internal control are also being completed.

We will adopt IFRS 16 on September 1, 2019, using a modified retrospective approach whereby the financial statements of prior periods presented are not restated. The cumulative effect of the initial application of the new standard will be recognized at the date of initial application. Generally, right-of-use assets at transition will be measured at an amount equal to the corresponding lease liabilities, adjusted for any prepaid or accrued rent outstanding. We do not intend to elect the recognition exemptions on short-term leases or low-value leases; however, we may choose to elect these recognition exemptions on a class-by-class basis for new classes and lease-by-lease basis, respectively, in the future.

As permitted by IFRS 16, we will apply certain practical expedients to facilitate the initial adoption and ongoing application of IFRS 16 including the following:

•not separate fixed non-lease components from lease components for certain classes of underlying assets. Each lease component and any associated non-lease components will be accounted for as a single lease component

•apply a single discount rate to a portfolio of leases with similar characteristics

•exclude initial direct costs from measuring the right-of-use asset as at September 1, 2019

•use hindsight in determining the lease term where the contract contains purchase, extension, or termination options

Effect of Transition to IFRS 16

While our testing, data validation and assessment process is ongoing, our preliminary estimated effect of transition to IFRS 16 on our Consolidated Statements of Financial Position as at September 1, 2019 is as follows:

			Subsequent to
	As reported as at	Estimated effect of	transition as at
(billions of Canadian dollars)	August 31, 2019	IFRS 16 transition	September 1, 2019

Current assets	0.3	**	0.3
Non-current assets	4.9	1.3	6.2
Current liabilities	1.3	0.2	1.5
Non-current liabilities	6.0	1.1	7.1
Shareholders' equity	6.3	**	6.3
** Amounts less than $0.1 billion.

•Upon adoption of the standard on September 1, 2019, actual amounts could differ from these preliminary estimates.

•IFRIC 23 Uncertainty over Income Tax Treatmaents was issued in 2017 to clarify how to apply the recognition and measurement requirements in IAS 12 when there is uncertainty over income tax treatments. It is required to be applied for annual periods commencing January 1, 2019, which for the Company will be the annual period commencing September 1, 2019. The Company is currently assessing the impact of this standard on its consolidated financial statements. The Company does not expect this standard to have a material effect on its September 1, 2019 balance sheet.